Supplement dated January 13, 2012 to Prospectus dated December 30, 2011 for

VAROOM® II Flexible Premium Variable Annuity

Issued by Integrity Life Insurance Company

Through its Separate Account I

This is a supplement to the prospectus identified above.  This supplement describes a change to your variable annuity.  Please retain this supplement to the prospectus for future reference.

In Oregon, VAROOM is available as a single premium variable annuity.  No additional premiums will be accepted after the initial premium.

All references in the prospectus to multiple premiums or additional premiums are hereby amended to refer to a single premium.